Short-Term Borrowed Funds	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Short-Term Borrowed Funds

Note 10 - Short-Term Borrowed Funds

The following tables set forth certain information regarding the amounts, year-end weighted average rates, average balances, weighted average rate, and maximum month-end balances for short-term borrowed funds, at and during 2015 and 2014:

	2015		2014
	Amount	Rate	Amount	Rate
	(dollars in thousands)
At year-end
Master notes and other short term borrowing	$3,396	0.25%	$3,674	0.25%
Notes payable	12	6.00%	11	6.00%
Short-term line of credit	2,350	3.50%	1,000	3.75%
Short-term advances from FHLB	—	0.00%	—	0.00%

	$5,758	1.59%	$4,685	1.01%

	2015		2014
	Amount	Rate	Amount	Rate
	(dollars in thousands)
Average for the year
Federal funds purchased	$2	0.79%	$2	0.79%
Master notes and other short term borrowing	3,280	0.25%	4,250	0.44%
Notes payable	18	6.00%	11	6.00%
Short-term line of credit	1,598	3.51%	57	3.75%
Short-term advances from FHLB	—	0.00%	510	4.08%

	$4,898	1.32%	$4,830	0.88%

	2015	2014
	(dollars in thousands)
Maximum month-end balance
Federal funds purchased	$—	$—
Master notes and other short term borrowing	7,736	4,640
Notes payable	12	11
Short-term line of credit	2,350	1,000
Short-term advances from FHLB	—	1,500

Federal funds purchased represent unsecured overnight borrowings from other financial institutions. Master notes and other secured borrowings represent an overnight investment in commercial paper issued by the Company to customers of its subsidiary bank, where an agreement is in place.

The Company has a short term line of credit with $2.4 million outstanding at December 31, 2015. The line of credit has an interest rate of 3.50% and matures July 5, 2016. The line is collateralized by Uwharrie Bank Stock.

The subsidiary bank has combined available lines of credit for federal funds and Federal Reserve discount window availability in the amount of $48.7 million at December 31, 2015.